Commitments and Contingencies (Details Textual) $ in Thousands	1 Months Ended				12 Months Ended
	Sep. 30, 2016 ILS (₪)	Jan. 31, 2015 USD ($)	Aug. 31, 2009 USD ($)	Aug. 31, 2009 ILS (₪)	Dec. 31, 2017 USD ($) Squarefeet	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Commitments and Contingencies (Textual)
Rent expenses					$ 2,729	$ 2,204	$ 2,045
Lease agreement maximum penalties amount					$ 48
Square feet of space based on lease agreements | Squarefeet					165,646
Aggregated amount of lease commitment					$ 4,396
Sought damages in amount	₪ 34,106		$ 13,400	₪ 52,000,000
Damages plaintiffs amount		$ 2,400
Restricted bank deposits					$ 419
Lease agreements, description					The Group has diverse liability for the lease agreements varying from six months to five years.
Customer Contracts [Member]
Commitments and Contingencies (Textual)
Bank guarantees amount					$ 516